Securities - Projected Weighted-Average Default Rates and Loss Severities (Detail) - Recent Vintage	Dec. 31, 2016	Dec. 31, 2015
Alt-A
Gain (Loss) on Investments [Line Items]
Default rate	30.00%	33.00%
Severity	54.00%	57.00%
Subprime
Gain (Loss) on Investments [Line Items]
Default rate	49.00%	52.00%
Severity	70.00%	72.00%
Prime
Gain (Loss) on Investments [Line Items]
Default rate	18.00%	18.00%
Severity	39.00%	40.00%